Reclamation Obligation	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Reclamation Obligation
13.	RECLAMATION OBLIGATIONS

	Mexico	Brazil	USA	Total
Balance – December 31, 2018	$-	$4,079	$19,863	$23,942
Accretion	-	334	385	719
Change in estimates	-	3,586	2,087	5,673
Foreign exchange translation	-	(105)	-	(105)

Balance – December 31, 2019	-	7,894	22,335	30,229
Assumed with the Leagold Acquisition	32,878	29, 36 0	-	62,2 3 8
Accretion	179	1,845	185	2,209
Change in estimates	16,634	10,241	4,662	31,537
Reclamation expenditures	(49)	(276)	(71)	(396)
Foreign exchange translation	-	(5,0 2 6)	-	(5,0 2 6)
Balance – December 31, 2020	49,642	44,038	27,111	120,791

Less: Current portion	(2,410)	(1,278)	-	(3,688)
Non-current portion	$47,232	$42,760	$27,111	$117,103
The Company’s en
v
ironmental permits require that it reclaims any land disturbed during mine development, construction and operations. The majority of these reclamation costs are expected to be incurred subsequent to the end of the expected useful life of the operation to which they relate. The Company’s provision for mine closure and reclamation consists of costs accrued based on the current best estimate of mine closure and reclamation activities. The Company’s provision for future site closure and reclamation costs is based on the level of known disturbance at the reporting date, known legal requirements and internal and external cost estimates.
The Company measures the provision at the expected value of future cash flows using inflation rates of 2.0% to 3.5% (2019 – 2.2% to 3.3%) and discounted to the present value using discount rates of 0.9% to 6.9% (2019 – 1.8% to 5.8%) depending on the region in which the liabilities will be realized. The undiscounted value of the provision as of December 31, 2020 was $167.1 million (2019 – $38.1 million).
The Company’s subsidiary, Western Mesquite Mines Inc., is required to post security for reclamation and for closure with Imperial County, California as lead agency under the California Surface Mining and Reclamation Act, and for pit backfill with the California State Lands Commission under a public/private land lease agreement. The Company has met its security requirements in the form of bonds posted through surety underwriters totaling $0.3 million.